UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Peter V. Bonanno, Esq.	Copies to:
Goldman, Sachs & Co.	Jack W. Murphy, Esq.
One New York Plaza	Dechert LLP
New York, New York 10004	1775 I Street, NW
Washington, D.C. 20006

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: August 31

Date of reporting period: February 29, 2008

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	February 29, 2008
Retirement Strategies Portfolios
Retirement Strategy 2010 Retirement Strategy 2015 Retirement Strategy 2020 Retirement Strategy 2030 Retirement Strategy 2040 Retirement Strategy 2050

Goldman Sachs Retirement Strategies Portfolios

■	GOLDMAN SACHS RETIREMENT STRATEGY 2010

■	GOLDMAN SACHS RETIREMENT STRATEGY 2015

■	GOLDMAN SACHS RETIREMENT STRATEGY 2020

■	GOLDMAN SACHS RETIREMENT STRATEGY 2030

■	GOLDMAN SACHS RETIREMENT STRATEGY 2040

■	GOLDMAN SACHS RETIREMENT STRATEGY 2050
TABLE OF CONTENTS

Principal Investment Strategies and Risks	1
Letters to Shareholders and Performance Summaries	2
Schedules of Investments	18
Financial Statements	24
Notes to the Financial Statements	30
Financial Highlights	38
Other Information	50

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Principal Investment Strategies and Risks

The Retirement Strategies Portfolios are expected to invest all of their assets in a combination of affiliated underlying equity and fixed income funds. Because the Portfolios are subject to the underlying fund expenses as well as their own expenses, the cost of this type of investment may be higher than a mutual fund that only invests in stocks and bonds. The risk factors to which the Portfolios are subject are proportionate to the amount of assets they allocate to each underlying fund. As the Portfolios are further away from their target date, the Portfolios will have a higher allocation to equity investments and will therefore have greater risk exposure to those risks associated with equity investments. As the Portfolios approach their individual target date, their asset allocations will shift so that they invest a greater percentage of their assets in underlying fixed income funds. The Portfolios will then be susceptible to the risks associated with fixed income investments.

Some of the risk factors associated with many of the underlying equity funds include the volatility of U.S. and non-U.S. equity investments (including REITs); the illiquidity associated with investments in small-capitalization companies; and the political, economic and currency risks of non-U.S. securities, which are particularly significant with respect to equities of issuers located in emerging markets. Some of the risk factors associated with many of the underlying fixed income funds include prepayment, credit and interest rate risk; the price fluctuations of U.S. government securities in response to changes in interest rates and inflation; the credit risk and volatility of high yield bonds; the volatility of investments in commodities; the political, economic and currency risks of non-U.S. securities, which are particularly significant with respect to issuers located in emerging markets; and financial risks associated with derivative investments.

PORTFOLIO RESULTS
Retirement Strategies Portfolios
Dear Shareholder,
This report provides an overview on the performance of the Goldman Sachs Retirement Strategies Portfolios (individually, the “Portfolio,” and collectively, the “Portfolios”) for the period from inception on September 5, 2007 through February 29, 2008.
  Asset Allocation

Overall, the various Portfolios invest their assets in a strategic mix of underlying equity and fixed income funds. The target equity and fixed income allocation percentages for each Portfolio will change gradually over time based on the number of years that remain until the target date of the Portfolio. Each Portfolio’s asset allocation will become more conservative (i.e., the Portfolio’s allocation to fixed income investments will increase) as the Portfolio approaches its target date.

Every June, we reset our strategic benchmarks to reflect current market expectations and to bring the total equity portion of the various Portfolios in-line with our long-term target weights. During the rest of the year, we allow these strategic targets to shift with their respective market returns but we continue to adjust our tactical allocations to reflect our views. We adjust the overall asset allocation each quarter based on current market conditions and our economic and market forecasts. By reallocating the Portfolios on a quarterly basis, we seek to enhance performance over the long term.
  Regional and Sector Preferences

■	Asset Class Selection — Since the inception of the Portfolios, our quantitative models have generally preferred international assets. We favored foreign stocks over U.S. stocks and international bonds over U.S. bonds. Our asset class timing decision, which positions our exposure to stocks, bonds and cash, was one of our most significant tactical decisions. We have held a negative view on bonds and positive view on stocks since the Portfolios’ inception. However, during the fourth quarter of 2007, we moderated the strength of our views in response to increased market risk. In August, investors had begun liquidating some of their positions to reduce their risk exposure, and the market saw a general flight to quality toward the end of the year. Since that time, we have increased our underweight to bonds and overweight to stocks.

In our equity style and size allocation models, we had a slight bias toward U.S. growth stocks because we believed they offered greater return potential for the risk taken. They were also relatively undervalued. Until the beginning of 2008, we were overweight U.S. large-cap stocks versus U.S. small-cap stocks. Thereafter, we shifted to an underweight given that small-cap stocks offered relatively strong momentum characteristics and a higher expected compensation for risk.

In the fixed income sector, our favorable view of the spread between equity and fixed income influenced our decision to overweight to high yield relative to investment grade bonds.

We remained overweight throughout the period, increasing our position further as market risk decreased toward the end of 2007.

PORTFOLIO RESULTS

As a result of market momentum, we became progressively more bullish on emerging markets equity relative to developed equity over the period.

■	Equities — For the period from September 5, 2007 through February 29, 2008, we held a modest overweight in international equities relative to U.S. equities because we believed that international markets offered more compensation for risk than the U.S. market. Furthermore, international equity was relatively inexpensive compared to domestic equity.

We also implemented our country level views within the Goldman Sachs Structured International Equity Fund. Europe remained one of our preferred global regions. We favored France and Norway in particular, primarily because we considered them to be excellent sources of value. In Asia, both Hong Kong and Japan became increasingly attractive. Given their unattractive valuations and weaker macroeconomic conditions, we remained bearish on the U.K. and Australia.

■	Fixed Income — We preferred international fixed income over U.S. fixed income during the reporting period. Foreign macroeconomic conditions appeared more favorable for international debt markets; meanwhile, the level of real yield offered in the U.S. remained unattractive relative to foreign bond issues.
  Performance

The performance of your Portfolio is driven primarily by three factors: 1) strategic asset allocation policy, 2) underlying fund performance, and 3) asset allocation decisions.

1.	CONTRIBUTION OF STRATEGIC ASSET ALLOCATION POLICY

Equity markets were generally down over the period from September 5, 2007 through February 29, 2008 resulting in the negative performance of the Retirement Strategies Portfolios. The Portfolios benefited to some extent, however, from their exposure to commodities as well as fixed income.

2.	CONTRIBUTION OF UNDERLYING FUND PERFORMANCE

The second component of the Portfolios performance is the contribution from our underlying fund managers. Overall, underlying fund security selection detracted from all the Portfolios over the year with the majority of the underlying funds underperforming their respective benchmarks. The weakest performers were the GS Structured Emerging Markets Equity Fund, GS Structured Large Cap Growth Fund, GS Structured Large Cap Value Fund and the GS Structured International Equity Fund.

PORTFOLIO RESULTS

3.	CONTRIBUTION OF ASSET ALLOCATION DECISIONS

Our Global Tactical Asset Allocation (GTAA) decisions generated positive returns across all Portfolios during the reporting period, with the exception of the Retirement Strategy 2010 Portfolio, where the contribution from our GTAA decisions was relatively flat. Contributions to the other Portfolios ranged from approximately 10 basis points to approximately 60 basis points, with the Portfolios with longer time horizons experiencing the greatest contributions to their returns.

With respect to our GTAA decisions, our decision to overweight emerging equity versus developed equity was the largest contributor for the period. In addition, the Portfolios benefited from our overweight to international equities versus domestic equities as well as our equity country selection strategy, as implemented within the Structured International Equity Fund.

■	Goldman Sachs Retirement Strategy 2010 Portfolio — During the period from their inception on September 5, 2007 through February 29, 2008, the Portfolio’s Class A, Institutional and Service Shares generated cumulative total returns of -3.16%, -2.94% and -3.20%, respectively. During the period from their inception on November 30, 2007 through February 29, 2008, the Portfolio’s Class R and IR Shares generated cumulative total returns of -5.82% and -5.68%, respectively.

■	Goldman Sachs Retirement Strategy 2015 Portfolio — During the period from their inception on September 5, 2007 through February 29, 2008, the Portfolio’s Class A, Institutional and Service Shares generated cumulative total returns of -4.27%, -4.05% and -4.31%, respectively. During the period from their inception on November 30, 2007 through February 29, 2008, the Portfolio’s Class R and IR Shares generated cumulative total returns of -6.82% and -6.68%, respectively.

■	Goldman Sachs Retirement Strategy 2020 Portfolio — During the period from their inception on September 5, 2007 through February 29, 2008, the Portfolio’s Class A, Institutional and Service Shares generated cumulative total returns of -5.31%, -5.13% and -5.28%, respectively. During the period from their inception on November 30, 2007 through February 29, 2008, the Portfolio’s Class R and IR Shares generated cumulative total returns of -7.68% and -7.54%, respectively.

■	Goldman Sachs Retirement Strategy 2030 Portfolio — During the period from their inception on September 5, 2007 through February 29, 2008, the Portfolio’s Class A, Institutional and Service Shares generated cumulative total returns of -6.70%, -6.61% and -6.76%, respectively. During the period from their inception on November 30, 2007 through February 29, 2008, the Portfolio’s Class R and IR Shares generated cumulative total returns of -8.86% and -8.72%, respectively.

PORTFOLIO RESULTS

■	Goldman Sachs Retirement Strategy 2040 Portfolio — During the period from their inception on September 5, 2007 through February 29, 2008, the Portfolio’s Class A, Institutional and Service Shares generated cumulative total returns of -7.36%, -7.16% and -7.41%, respectively. During the period from their inception on November 30, 2007 through February 29, 2008, the Portfolio’s Class R and IR Shares generated cumulative total returns of -9.41% and -9.27%, respectively.

■	Goldman Sachs Retirement Strategy 2050 Portfolio — During the period from their inception on September 5, 2007 through February 29, 2008, the Portfolio’s Class A, Institutional and Service Shares generated cumulative total returns of -7.70%, -7.50% and -7.75%, respectively. During the period from their inception on November 30, 2007 through February 29, 2008, the Portfolio’s Class R and IR Shares generated cumulative total returns of -9.74% and -9.60%, respectively.

We hope this summary has been helpful to you in your understanding of how we manage your Portfolio. We thank you for the confidence you have placed in us and we look forward to your continued support.

Goldman Sachs Quantitative Investment Strategies Group

March 13, 2008

FUND BASICS
Retirement Strategy 2010 Portfolio
as of February 29, 2008
PERFORMANCE REVIEW

September 5, 2007–February 29, 2008	Portfolio Total Return (based on NAV)[1]

Class A	-3.16%
Institutional	-2.94
Service	-3.20

November 30, 2007–February 29, 2008

Class R	-5.82%
Class IR	-5.68

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 12/31/07	One Year	Since Inception	Inception Date

Class A	N/A	-3.62%	9/5/07
Institutional	N/A	2.10	9/5/07
Service	N/A	1.93	9/5/07
Class R	N/A	-0.92	11/30/07
Class IR	N/A	-0.78	11/30/07

[2]	As the Portfolio has not been operating for one year, the Standardized Average Annual Total Returns are cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class R and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.19%	2.66%
Institutional	0.79	2.26
Service	1.29	2.76
Class R	1.44	2.91
Class IR	0.94	2.41

[3]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
OVERALL FUND WEIGHTINGS[4]
Percentage of Net Assets as of 2/29/08

[4]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS
Retirement Strategy 2015 Portfolio
as of February 29, 2008
PERFORMANCE REVIEW

September 5, 2007–February 29, 2008	Portfolio Total Return (based on NAV)[1]

Class A	-4.27%
Institutional	-4.05
Service	-4.31

November 30, 2007–February 29, 2008

Class R	-6.82%
Class IR	-6.68

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 12/31/07	One Year	Since Inception	Inception Date

Class A	N/A	-3.98%	9/5/07
Institutional	N/A	1.83	9/5/07
Service	N/A	1.66	9/5/07
Class R	N/A	-1.00	11/30/07
Class IR	N/A	-0.96	11/30/07

[2]	As the Portfolio has not been operating for one year, the Standardized Average Annual Total Returns are cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class R and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.21%	2.65%
Institutional	0.81	2.25
Service	1.31	2.75
Class R	1.46	2.90
Class IR	0.96	2.40

[3]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
OVERALL FUND WEIGHTINGS[4]
Percentage of Net Assets as of 2/29/08

[4]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS
Retirement Strategy 2020 Portfolio
as of February 29, 2008
PERFORMANCE REVIEW

September 5, 2007–February 29, 2008	Portfolio Total Return (based on NAV)[1]

Class A	-5.31%
Institutional	-5.13
Service	-5.28

November 30, 2007–February 29, 2008

Class R	-7.68%
Class IR	-7.54

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 12/31/07	One Year	Since Inception	Inception Date

Class A	N/A	-4.17%	9/5/07
Institutional	N/A	1.47	9/5/07
Service	N/A	1.31	9/5/07
Class R	N/A	-1.14	11/30/07
Class IR	N/A	-1.10	11/30/07

[2]	As the Portfolio has not been operating for one year, the Standardized Average Annual Total Returns are cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class R and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.22%	2.63%
Institutional	0.82	2.23
Service	1.32	2.73
Class R	1.47	2.88
Class IR	0.97	2.38

[3]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
OVERALL FUND WEIGHTINGS[4]
Percentage of Net Assets as of 2/29/08

[4]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS
Retirement Strategy 2030 Portfolio
as of February 29, 2008
PERFORMANCE REVIEW

September 5, 2007–February 29, 2008	Portfolio Total Return (based on NAV)[1]

Class A	-6.70%
Institutional	-6.61
Service	-6.76

November 30, 2007–February 29, 2008

Class R	-8.86%
Class IR	-8.72

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 12/31/07	One Year	Since Inception	Inception Date

Class A	N/A	-4.50%	9/5/07
Institutional	N/A	1.14	9/5/07
Service	N/A	0.97	9/5/07
Class R	N/A	-1.18	11/30/07
Class IR	N/A	-1.14	11/30/07

[2]	As the Portfolio has not been operating for one year, the Standardized Average Annual Total Returns are cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class R and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.25%	2.59%
Institutional	0.85	2.19
Service	1.35	2.69
Class R	1.50	2.84
Class IR	1.00	2.34

[3]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
OVERALL FUND WEIGHTINGS[4]
Percentage of Net Assets as of 2/29/08

[4]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS
Retirement Strategy 2040 Portfolio
as of February 29, 2008
PERFORMANCE REVIEW

September 5, 2007–February 29, 2008	Portfolio Total Return (based on NAV)[1]

Class A	-7.36%
Institutional	-7.16
Service	-7.41

November 30, 2007-February 29, 2008

Class R	-9.41%
Class IR	-9.27

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 12/31/07	One Year	Since Inception	Inception Date

Class A	N/A	-4.72%	9/5/07
Institutional	N/A	1.01	9/5/07
Service	N/A	0.84	9/5/07
Class R	N/A	-1.31	11/30/07
Class IR	N/A	-1.27	11/30/07

[2]	As the Portfolio has not been operating for one year, the Standardized Average Annual Total Returns are cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class R and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.26%	2.57%
Institutional	0.86	2.17
Service	1.36	2.67
Class R	1.51	2.82
Class IR	1.01	2.32

[3]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
OVERALL FUND WEIGHTINGS[4]
Percentage of Net Assets as of 2/29/08

[4]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

FUND BASICS
Retirement Strategy 2050 Portfolio
as of February 29, 2008
PERFORMANCE REVIEW

September 5, 2007–February 29, 2008	Portfolio Total Return (based on NAV)[1]

Class A	-7.70%
Institutional	-7.50
Service	-7.75

November 30, 2007–February 29, 2008

Class R	-9.74%
Class IR	-9.60

[1]	The net asset value (NAV) represents the net assets of the class of the Portfolio (ex-dividend) divided by the total number of shares of the class outstanding. The Portfolio’s performance assumes the reinvestment of dividends and other distributions. The Portfolio’s performance does not reflect the deduction of any applicable sales charges.
STANDARDIZED AVERAGE ANNUAL TOTAL RETURNS[2]

For the period ended 12/31/07	One Year	Since Inception	Inception Date

Class A	N/A	-4.75%	9/5/07
Institutional	N/A	0.88	9/5/07
Service	N/A	0.72	9/5/07
Class R	N/A	-1.33	11/30/07
Class IR	N/A	-1.29	11/30/07

[2]	As the Portfolio has not been operating for one year, the Standardized Average Annual Total Returns are cumulative total returns as of the most recent calendar quarter-end. They assume reinvestment of all distributions at NAV. These returns reflect a maximum initial sales charge of 5.5% for Class A Shares. Because Institutional, Service, Class R and Class IR Shares do not involve a sales charge, such a charge is not applied to their Standardized Total Returns.

Total return figures in the above charts represent past performance and do not indicate future results, which will vary. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the total return figures in the above charts. Please visit www.goldmansachsfunds.com to obtain the most recent month-end returns. Performance reflects expense limitations in effect. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
EXPENSE RATIOS[3]

	Net Expense Ratio (Current)	Gross Expense Ratio (Before Waivers)

Class A	1.26%	2.58%
Institutional	0.86	2.18
Service	1.36	2.68
Class R	1.51	2.83
Class IR	1.01	2.33

[3]	The expense ratios of the Fund, both current (net of applicable fee waivers and/or expense limitations) and before waivers (gross of applicable fee waivers and/or expense limitations), are as set forth above according to the most recent publicly available Prospectuses for the Fund and may differ from the expense ratios disclosed in the Financial Highlights in this report. Applicable waivers and expense limitations are voluntary and may be modified or terminated at any time at the option of the Investment Adviser. If this occurs, the expense ratios may change without shareholder approval.

FUND BASICS
OVERALL FUND WEIGHTINGS[4]
Percentage of Net Assets as of 2/29/08

[4]	The percentage shown for each underlying fund reflects the value of that fund as a percentage of net assets. Figures in the above graph may not sum to 100% due to the exclusion of other assets and liabilities.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.1%

Equity – 57.8%
188,862	Goldman Sachs Structured International Equity Fund – 23.4%	$2,525,086
96,338	Goldman Sachs Structured Large Cap Growth Fund – 11.6%	1,253,361
73,012	Goldman Sachs Structured Large Cap Value Fund – 8.1%	875,419
65,914	Goldman Sachs Structured Emerging Markets Equity Fund – 5.5%	591,907
47,911	Goldman Sachs Structured Small Cap Equity Fund – 4.7%	507,862
18,209	Goldman Sachs International Real Estate Securities Fund – 1.7%	182,450
18,272	Goldman Sachs Structured International Small Cap Fund – 1.5%	158,231
9,358	Goldman Sachs Real Estate Securities Fund – 1.3%	137,936

		6,232,252

Fixed Income – 42.3%
150,695	Goldman Sachs Inflation Protected Securities Fund – 15.5%	1,668,190
97,327	Goldman Sachs Global Income Fund – 11.8%	1,277,899
89,818	Goldman Sachs High Yield Fund – 6.0%	644,001
27,863	Goldman Sachs Commodity Strategy Fund – 3.5%	379,213
31,126	Goldman Sachs Core Fixed Income Fund – 2.8%	307,212
18,456	Goldman Sachs Emerging Markets Debt Fund – 2.0%	217,963
7,418	Goldman Sachs Local Emerging Markets Debt Fund – 0.7%	74,258

		4,568,736

TOTAL INVESTMENTS – 100.1%
(Cost $11,636,655)		$10,800,988

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(15,619)

NET ASSETS – 100.0%		$10,785,369

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 98.9%

Equity – 64.4%
191,286	Goldman Sachs Structured International Equity Fund – 25.8%	$2,557,492
101,893	Goldman Sachs Structured Large Cap Growth Fund – 13.3%	1,325,632
80,114	Goldman Sachs Structured Large Cap Value Fund – 9.7%	960,569
69,648	Goldman Sachs Structured Emerging Markets Equity Fund – 6.3%	625,441
46,215	Goldman Sachs Structured Small Cap Equity Fund – 4.9%	489,884
17,098	Goldman Sachs International Real Estate Securities Fund – 1.7%	171,321
16,307	Goldman Sachs Structured International Small Cap Fund – 1.4%	141,217
8,586	Goldman Sachs Real Estate Securities Fund – 1.3%	126,559

		6,398,115

Fixed Income – 34.5%
104,702	Goldman Sachs Inflation Protected Securities Fund – 11.7%	1,159,054
76,522	Goldman Sachs Global Income Fund – 10.1%	1,004,730
77,351	Goldman Sachs High Yield Fund – 5.6%	554,605
26,270	Goldman Sachs Commodity Strategy Fund – 3.6%	357,529
15,537	Goldman Sachs Emerging Markets Debt Fund – 1.9%	183,494
9,938	Goldman Sachs Core Fixed Income Fund – 1.0%	98,090
6,308	Goldman Sachs Local Emerging Markets Debt Fund – 0.6%	63,142

		3,420,644

TOTAL INVESTMENTS – 98.9%
(Cost $10,781,197)		$9,818,759

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		111,387

NET ASSETS – 100.0%		$9,930,146

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value

Mutual Funds (Institutional Shares) – 96.6%

Equity – 69.3%
214,251	Goldman Sachs Structured International Equity Fund – 27.5%	$2,864,530
118,353	Goldman Sachs Structured Large Cap Growth Fund – 14.8%	1,539,776
96,037	Goldman Sachs Structured Large Cap Value Fund – 11.0%	1,151,480
76,284	Goldman Sachs Structured Emerging Markets Equity Fund – 6.6%	685,026
49,397	Goldman Sachs Structured Small Cap Equity Fund – 5.0%	523,612
17,837	Goldman Sachs International Real Estate Securities Fund – 1.7%	178,730
16,941	Goldman Sachs Structured International Small Cap Fund – 1.4%	146,711
8,954	Goldman Sachs Real Estate Securities Fund – 1.3%	131,983

		7,221,848

Fixed Income – 27.3%
80,043	Goldman Sachs Inflation Protected Securities Fund – 8.5%	886,079
60,088	Goldman Sachs Global Income Fund – 7.6%	788,957
73,263	Goldman Sachs High Yield Fund – 5.0%	525,298
27,216	Goldman Sachs Commodity Strategy Fund – 3.6%	370,409
13,641	Goldman Sachs Emerging Markets Debt Fund – 1.5%	161,095
5,737	Goldman Sachs Local Emerging Markets Debt Fund – 0.6%	57,424
5,562	Goldman Sachs Core Fixed Income Fund – 0.5%	54,900

		2,844,162

TOTAL INVESTMENTS – 96.6%
(Cost $11,166,691)		$10,066,010

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		352,549

NET ASSETS – 100.0%		$10,418,559

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 96.6%

Equity – 77.9%
250,796	Goldman Sachs Structured International Equity Fund – 30.7%	$3,353,136
143,225	Goldman Sachs Structured Large Cap Growth Fund – 17.0%	1,863,361
119,818	Goldman Sachs Structured Large Cap Value Fund – 13.1%	1,436,623
87,089	Goldman Sachs Structured Emerging Markets Equity Fund – 7.2%	782,063
54,753	Goldman Sachs Structured Small Cap Equity Fund – 5.3%	580,382
19,165	Goldman Sachs International Real Estate Securities Fund – 1.8%	192,037
18,814	Goldman Sachs Structured International Small Cap Fund – 1.5%	162,928
9,608	Goldman Sachs Real Estate Securities Fund – 1.3%	141,624

		8,512,154

Fixed Income – 18.7%
52,427	Goldman Sachs Global Income Fund – 6.3%	688,368
65,232	Goldman Sachs High Yield Fund – 4.3%	467,711
29,298	Goldman Sachs Commodity Strategy Fund – 3.6%	398,747
28,172	Goldman Sachs Inflation Protected Securities Fund – 2.9%	311,869
10,874	Goldman Sachs Emerging Markets Debt Fund – 1.2%	128,416
4,662	Goldman Sachs Local Emerging Markets Debt Fund – 0.4%	46,662
14	Goldman Sachs Core Fixed Income Fund – 0.0%	134

		2,041,907

TOTAL INVESTMENTS – 96.6%
(Cost $11,855,350)		$10,554,061

OTHER ASSETS IN EXCESS OF LIABILITIES – 3.4%		375,948

NET ASSETS – 100.0%		$10,930,009

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll-free shareholder services line at 1-800- 526-7384 or visit us on the web at www.goldmansachsfunds.com
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 98.4%

Equity – 83.9%
247,641	Goldman Sachs Structured International Equity Fund – 33.1%	$3,310,956
140,495	Goldman Sachs Structured Large Cap Growth Fund – 18.3%	1,827,836
118,674	Goldman Sachs Structured Large Cap Value Fund – 14.3%	1,422,907
85,328	Goldman Sachs Structured Emerging Markets Equity Fund – 7.7%	766,246
52,579	Goldman Sachs Structured Small Cap Equity Fund – 5.6%	557,337
20,938	Goldman Sachs Structured International Small Cap Fund – 1.8%	181,320
17,958	Goldman Sachs International Real Estate Securities Fund – 1.8%	179,935
9,001	Goldman Sachs Real Estate Securities Fund – 1.3%	132,682

		8,379,219

Fixed Income – 14.5%
48,606	Goldman Sachs Global Income Fund – 6.4%	638,192
29,346	Goldman Sachs Commodity Strategy Fund – 4.0%	399,395
42,113	Goldman Sachs High Yield Fund – 3.0%	301,950
7,154	Goldman Sachs Emerging Markets Debt Fund – 0.8%	84,484
2,877	Goldman Sachs Local Emerging Markets Debt Fund – 0.3%	28,794
13	Goldman Sachs Core Fixed Income Fund – 0.0%	132

		1,452,947

TOTAL INVESTMENTS – 98.4%
(Cost $11,191,385)		$9,832,166

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.6%		160,949

NET ASSETS – 100.0%		$9,993,115

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Schedule of Investments
February 29, 2008 (Unaudited)

Shares	Description	Value
Mutual Funds (Institutional Shares) – 100.3%

Equity – 89.1%
247,024	Goldman Sachs Structured International Equity Fund – 35.3%	$3,302,706
139,451	Goldman Sachs Structured Large Cap Growth Fund – 19.4%	1,814,254
118,581	Goldman Sachs Structured Large Cap Value Fund – 15.2%	1,421,784
84,618	Goldman Sachs Structured Emerging Markets Equity Fund – 8.1%	759,866
51,334	Goldman Sachs Structured Small Cap Equity Fund – 5.8%	544,144
22,583	Goldman Sachs Structured International Small Cap Fund – 2.1%	195,568
17,209	Goldman Sachs International Real Estate Securities Fund – 1.8%	172,439
8,617	Goldman Sachs Real Estate Securities Fund – 1.4%	127,020

		8,337,781

Fixed Income – 11.2%
29,527	Goldman Sachs Commodity Strategy Fund – 4.3%	401,857
29,729	Goldman Sachs Global Income Fund – 4.2%	390,339
25,718	Goldman Sachs High Yield Fund – 2.0%	184,398
4,382	Goldman Sachs Emerging Markets Debt Fund – 0.5%	51,752
1,749	Goldman Sachs Local Emerging Markets Debt Fund – 0.2%	17,507
8	Goldman Sachs Core Fixed Income Fund – 0.0%	84

		1,045,937

TOTAL INVESTMENTS – 100.3%
(Cost $10,773,802)		$9,383,718

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.3)%		(24,636)

NET ASSETS – 100.0%		$9,359,082

The percentage shown for each investment and investment category reflects the value of the respective investment or category as a percentage of net assets.

For information on the mutual funds and underlying mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.
The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Statements of Assets and Liabilities
February 29, 2008 (Unaudited)

Retirement Strategy
2010

Assets:

Investments in securities, at value (identified cost $11,636,655, $10,781,197, $11,166,691, $11,855,350, $11,191,385 and $10,773,802, respectively)	$10,800,988
Cash	—
Receivables:
Portfolio shares sold	20,905
Deferred offering costs	61,808
Reimbursement from adviser	27,126
Dividends	13,601
Investment securities sold	—
Other assets	3,485

Total assets	10,927,913

Liabilities:

Due to Custodian	2,939
Payables:
Investment securities purchased	13,637
Amounts owed to affiliates	1,546
Accrued expenses and other liabilities	124,422

Total liabilities	142,544

Net Assets:

Paid-in capital	11,384,203
Accumulated distributions in excess of net investment income	(27,368)
Accumulated net realized gain from investment transactions	264,201
Net unrealized loss on investments	(835,667)

NET ASSETS	$10,785,369

Net Assets:
Class A	$1,068,565
Institutional	9,688,266
Service	9,693
Class R	9,416
Class IR	9,429

Shares Outstanding:
Class A	113,303
Institutional	1,026,332
Service	1,027
Class R	1,000
Class IR	1,000

Total shares outstanding, $0.001 par value (unlimited number of shares authorized)	1,142,662

Net asset value, offering and redemption price per share:(a)
Class A	$9.43
Institutional	9.44
Service	9.43
Class R	9.42
Class IR	9.43

(a)	Maximum public offering price per share (NAV per share multiplied by 1.0582) for Class A Shares of the Retirement Strategy 2010 Portfolio, Retirement Strategy 2015 Portfolio, Retirement Strategy 2020 Portfolio, Retirement Strategy 2030 Portfolio, Retirement Strategy 2040 Portfolio and Retirement Strategy 2050 Portfolio is $9.98, $9.84, $9.72, $9.56, $9.49 and $9.45 respectively.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy	Retirement Strategy	Retirement Strategy	Retirement Strategy	Retirement Strategy
2015	2020	2030	2040	2050

$9,818,759	$10,066,010	$10,554,061	$9,832,166	$9,383,718
—	27,014	32,858	—	—
148,697	382,725	406,137	194,237	5,048
61,808	61,808	61,808	61,808	61,808
28,034	27,033	29,626	28,129	29,863
10,328	8,653	6,638	4,598	2,813
—	—	—	—	6,173
3,485	6,017	3,485	5,994	3,706

10,071,111	10,579,260	11,094,613	10,126,932	9,493,129

3,863	—	—	3,281	6,173
10,336	35,681	39,487	4,604	2,812
1,151	465	666	489	337
125,615	124,555	124,451	125,443	124,725

140,965	160,701	164,604	133,817	134,047

10,644,761	11,250,998	11,949,818	11,059,797	10,448,668
(47,664)	(52,420)	(66,221)	(74,162)	(83,127)
295,487	320,662	347,701	366,699	383,625
(962,438)	(1,100,681)	(1,301,289)	(1,359,219)	(1,390,084)

$9,930,146	$10,418,559	$10,930,009	$9,993,115	$9,359,082

$330,542	$918,638	$1,568,512	$703,233	$87,938
9,571,373	9,471,956	9,333,922	9,262,472	9,243,837
9,578	9,477	9,330	9,269	9,234
9,320	9,237	9,117	9,064	9,030
9,333	9,251	9,128	9,077	9,043

35,547	99,963	173,534	78,391	9,850
1,028,557	1,029,169	1,032,145	1,031,820	1,034,430
1,030	1,030	1,032	1,033	1,034
1,004	1,006	1,010	1,013	1,013
1,005	1,006	1,011	1,013	1,013

1,067,143	1,132,174	1,208,732	1,113,270	1,047,340

$9.30	$9.19	$9.04	$8.97	$8.93
9.31	9.20	9.04	8.98	8.94
9.30	9.20	9.04	8.97	8.93
9.28	9.19	9.02	8.95	8.91
9.29	9.19	9.03	8.96	8.92

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Statements of Operations
For the Period Ended February 29, 2008 (Unaudited)

Retirement
Strategy 2010(a)

Investment income:

Dividends from Underlying Funds	$200,175
Interest	689

Total investment income	200,864

Expenses:

Amortization of offering costs	58,192
Registration fees	33,569
Professional fees	25,315
Custody and Accounting fees	13,087
Trustee fees	8,854
Management fees	7,537
Printing fees	6,199
Transfer Agent fees(b)	2,244
Distribution and Service fees(b)	385
Service Share fees-Service Plan	12
Service Share fees-Shareholder Administration Plan	12
Other	14,721

Total expenses	170,127

Less — expense reductions	(161,735)

Net expenses	8,392

NET INVESTMENT INCOME	192,472

Realized and unrealized gain (loss) on investment transactions:

Capital gain distributions from Underlying Funds	291,478
Net realized gain from investment transactions	28,844
Net unrealized loss on investment transactions	(835,667)

Net realized and unrealized loss on investment transactions	(515,345)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(322,873)

(a)	Commenced operations on September 5, 2007.
(b)	Class specific Distribution and Service, and Transfer Agent fees were as follows:

	Distribution and Service
	Fees		Transfer Agent Fees

Portfolio	Class A	Class R(c)	Class A	Institutional	Service	Class R(c)	Class IR(c)

Retirement Strategy 2010	$373	$12	$284	$1,950	$2	$4	$4
Retirement Strategy 2015	60	12	45	1,945	2	4	4
Retirement Strategy 2020	159	12	120	1,940	2	4	4
Retirement Strategy 2030	326	11	247	1,932	2	4	4
Retirement Strategy 2040	167	11	126	1,929	2	4	4
Retirement Strategy 2050	21	11	16	1,927	2	4	4

(c)	Commenced operations on November 30, 2007.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement	Retirement	Retirement	Retirement	Retirement
Strategy 2015(a)	Strategy 2020(a)	Strategy 2030(a)	Strategy 2040(a)	Strategy 2050(a)

$196,454	$195,878	$194,677	$191,820	$188,532
385	229	28	32	—

196,839	196,107	194,705	191,852	188,532

58,192	58,192	58,192	58,192	58,192
33,558	33,587	33,566	33,562	33,340
25,971	25,324	25,324	25,971	25,316
13,132	13,070	13,023	13,015	13,015
8,854	8,854	8,854	8,854	8,854
7,326	7,364	7,438	7,356	7,239
6,199	6,199	6,405	6,404	6,404
2,000	2,070	2,189	2,065	1,953
72	171	337	178	32
12	12	12	12	12
12	12	12	12	12
14,928	14,607	14,604	14,932	14,991

170,256	169,462	169,956	170,553	169,360

(162,581)	(161,590)	(161,743)	(162,705)	(161,838)

7,675	7,872	8,213	7,848	7,522

189,164	188,235	186,492	184,004	181,010

324,381	353,900	389,713	407,011	420,914
32,125	29,705	23,657	26,543	30,658
(962,438)	(1,100,681)	(1,301,289)	(1,359,219)	(1,390,084)

(605,932)	(717,076)	(887,919)	(925,665)	(938,512)

$(416,768)	$(528,841)	$(701,427)	$(741,661)	$(757,502)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Statements of Changes in Net Assets

	Retirement	Retirement
	Strategy 2010	Strategy 2015

	For the	For the
	Period Ended	Period Ended
	February 29,	February 29,
	2008	2008
	(Unaudited)(a)	(Unaudited)(a)

From operations:

Net investment income	$192,472	$189,164
Net realized gain from investment transactions and capital gain distributions from Underlying Funds	320,322	356,506
Net unrealized loss on investments	(835,667)	(962,438)

Net decrease in net assets resulting from operations	(322,873)	(416,768)

Distributions to shareholders:

From net investment income
Class A Shares	(211)	(224)
Institutional Shares	(219,004)	(235,928)
Service Shares	(203)	(220)
Class R(b)	(209)	(226)
Class IR(b)	(213)	(230)
From net realized gains
Class A Shares	(57)	(61)
Institutional Shares	(55,899)	(60,779)
Service Shares	(56)	(61)
Class R(b)	(55)	(59)
Class IR(b)	(54)	(59)

Total distributions to shareholders	(275,961)	(297,847)

From share transactions:

Net proceeds from sales of shares	11,121,114	10,346,914
Reinvestment of dividends and distributions	275,962	297,847
Cost of shares repurchased	(12,873)	—

Net increase in net assets resulting from share transactions	11,384,203	10,644,761

TOTAL INCREASE	10,785,369	9,930,146

Net assets:

Beginning of period	—	—

End of period	$10,785,369	$9,930,146

Accumulated distributions in excess of net investment income	$(27,368)	$(47,664)

(a)	Commenced operations on September 5, 2007.
(b)	Commenced operations on November 30, 2007.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement	Retirement	Retirement	Retirement
Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050

For the	For the	For the	For the
Period Ended	Period Ended	Year Ended	Period Ended
February 29,	February 29,	29,	February 29,
2008	2008	2008	2008
(Unaudited)(a)	(Unaudited)(a)	(Unaudited)(a)	(Unaudited)(a)

$188,235	$186,492	$184,004	$181,010
383,605	413,370	433,554	451,572
(1,100,681)	(1,301,289)	(1,359,219)	(1,390,084)

(528,841)	(701,427)	(741,661)	(757,502)

(1,048)	(392)	(339)	(305)
(238,922)	(251,596)	(257,085)	(263,073)
(223)	(236)	(242)	(247)
(229)	(242)	(248)	(254)
(233)	(247)	(252)	(258)
(284)	(106)	(91)	(82)
(62,474)	(65,369)	(66,567)	(67,665)
(63)	(66)	(67)	(68)
(61)	(64)	(65)	(66)
(61)	(64)	(65)	(66)

(303,598)	(318,382)	(325,021)	(332,084)

10,959,522	11,686,357	10,763,036	10,117,287
303,598	318,382	325,021	332,084
(12,122)	(54,921)	(28,260)	(703)

11,250,998	11,949,818	11,059,797	10,448,668

10,418,559	10,930,009	9,993,115	9,359,082

—	—	—	—

$10,418,559	$10,930,009	$9,993,115	$9,359,082

$(52,420)	$(66,221)	$(74,162)	$(83,127)

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Notes to Financial Statements
February 29, 2008 (Unaudited)
1. ORGANIZATION
Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end, management investment company. The Trust includes Goldman Sachs Retirement Strategy 2010 Portfolio, Goldman Sachs Retirement Strategy 2015 Portfolio, Goldman Sachs Retirement Strategy 2020 Portfolio, Goldman Sachs Retirement Strategy 2030 Portfolio, Goldman Sachs Retirement Strategy 2040 Portfolio and Goldman Sachs Retirement Strategy 2050 Portfolio (collectively, the “Portfolios” or, individually, a “Portfolio”), which commenced operations on September 5, 2007. The Portfolios are diversified portfolios offering five classes of shares – Class A, Institutional, Service, Class R and Class IR Shares. Class A Shares of the Portfolios are sold with a front-end sales charge of up to 5.50%. Institutional, Service, Class R and Class IR Shares of the Portfolios are not subject to a sales charge. Goldman, Sachs & Co. (“Goldman Sachs”), as distributor of the Portfolios, receives such sales charges of which a certain portion may be retained. Goldman Sachs Asset Management, L.P., (“GSAM”), an affiliate of Goldman Sachs, serves as Investment Adviser pursuant to a Management Agreement (the “Agreement”) with the Trust on behalf of the Portfolios. Class R and Class IR Shares of the Portfolios commenced operations on November 30, 2007.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies consistently followed by the Portfolios. The preparation of financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that may affect the reported amounts. Actual results could differ from those estimates.
A. Investment Valuation — Each Portfolio invests in a combination of underlying mutual funds (the “Underlying Funds”) for which GSAM and Goldman Sachs Asset Management International (“GSAMI”), affiliates of Goldman Sachs, act as investment advisers. Investments in the Underlying Funds are valued at the net asset value per share of the Institutional Share class of each Underlying Fund on the day of valuation. Because each Portfolio invests primarily in other mutual funds, which fluctuate in value, the Portfolios’ shares will correspondingly fluctuate in value. The investment valuation policy of the Portfolios is to value investments at market value. The Underlying Funds may invest in fixed income securities which, if market quotations are readily available, are valued at market value on the basis of quotations furnished by a pricing service or provided by securities dealers. The pricing services may use valuation models or matrix pricing, which considers yield or price with respect to comparable bonds, quotations from bond dealers or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, to determine fair value. If accurate quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, that fair value of the Funds’ investments may be determined based on yield equivalents, a pricing matrix or other sources, under valuation procedures established by the Trustees. The Underlying Funds may also invest in equity securities and investment companies. Investments in equity securities and investment companies traded on a U.S. securities exchange or the NASDAQ system or investments in securities traded on a foreign securities exchange for which an independent fair value service cannot provide a quote are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, such securities and investment companies are valued at the last bid price. The Underlying Funds may also invest in foreign securities traded on a foreign equity securities exchange that are valued daily at fair value determined by an independent service (if available) under valuation procedures approved by the Trustees consistent with applicable regulatory guidance. Short-term debt obligations maturing in sixty days or less are valued at amortized cost, which approximates market value.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)
     In addition, GSAM, consistent with its procedures and applicable regulatory guidance, may (but need not) determine to make an adjustment to the previous closing prices of either domestic or foreign securities in light of significant events, to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events that could affect a large number of securities in a particular market may include, but are not limited to, situations relating to one or more single issuers in a market sector, significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions or market closings; equipment failures; natural or man made disasters or acts of God; armed conflicts; governmental actions or other developments; as well as the same or similar events which may affect specific issuers or the securities markets even though not tied directly to the securities markets. Other significant events that could relate to a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; corporate announcements, including those relating to earnings, products and regulatory news; significant litigation; low trading volume; trading units; or suspensions.
B. Securities Transactions and Investment Income — Purchases and sales of the Underlying Funds are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of the Underlying Funds are calculated using the identified cost basis. Dividend income and capital gains distributions from the Underlying Funds are recorded on the ex-dividend date. Interest income is recorded on the basis of interest accrued, premium amortized and discount accreted. Net investment income (other than class-specific expenses) and unrealized and realized gains or losses are allocated daily to each class of shares of the respective Portfolio based upon the relative proportion of net assets of each class.
C. Expenses — Expenses incurred by the Trust that do not specifically relate to an individual Portfolio of the Trust are allocated to the Portfolios based on a straight-line and/or “pro-rata” basis depending upon the nature of the expense. Expenses included in the accompanying financial statements reflect the expenses of each Portfolio and do not include any expenses associated with the Underlying Funds. Because the Underlying Funds have varied expense and fee levels and the Portfolios may own different proportions of Underlying Funds at different times, the amount of fees and expenses incurred indirectly by each Portfolio will vary.
     Class A and Class R Shareholders of the Portfolios bear all expenses and fees relating to their respective Distribution and Service Plans. Service Shares bear all expenses and fees relating to their Service and Shareholder Administration Plans. Each class of shares of the Portfolios separately bears its respective class-specific Transfer Agency fees.
D. Federal Taxes and Distributions to Shareholders — It is each Portfolio’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, no federal tax provisions are required.
     The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with Federal income tax rules, which may differ from GAAP. Therefore, the source of a Portfolio’s distributions may be shown in the accompanying financial statements as either from net investment income, net realized gains, or as a tax return of capital.
     The Portfolios adopted Financial Accounting Standards Board (FASB) Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48), on February 29, 2008. FIN 48 establishes financial accounting and disclosure requirements for recognition and measurement of tax positions taken or expected to be taken on an income tax return. GSAM has reviewed the tax position for the open tax year ending August 31, 2008 and has determined that the implementation of FIN 48 did not have a material impact on the Portfolios’ financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
2. SIGNIFICANT ACCOUNTING POLICIES (continued)
E. Dividend Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid annually.
F. Offering Costs — Offering costs paid in connection with the offering of shares of the Portfolios are amortized on a straight-line basis over 12 months from the date of commencement of operations.
3. AGREEMENTS
A. Management Agreement — Under the Agreement, GSAM manages the Portfolios, subject to the general supervision of the Trust’s Board of Trustees.
     As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administering the Portfolios’ business affairs, including providing facilities, GSAM is entitled to a fee (“Management Fee”), computed daily and payable monthly, equal to an annual percentage rate of 0.15% of the Portfolios’ average daily net assets. GSAM has voluntarily agreed not to impose a portion of the Management fee equal to 0.05% of the Portfolios’ average daily net assets.
B. Distribution Agreement and Service Plan — Goldman Sachs serves as Distributor of the shares of the Portfolios pursuant to a Distribution Agreement. Goldman Sachs may receive a portion of the Class A sales load. During the period ended February 29, 2008, Goldman Sachs advised the Portfolios that it retained approximately $0, $700, $300, $100, $100, and $0, respectively, for the Retirement Strategy 2010, Retirement Strategy 2015, Retirement Strategy 2020, Retirement Strategy 2030, Retirement Strategy 2040 and Retirement Strategy 2050 Portfolios in relation to these sales load charges.
     The Trust, on behalf of each Portfolio, has adopted Distribution and Service Plans (the “Plans”). Under the Plans, Goldman Sachs and/or authorized dealers are entitled to a monthly fee for distribution services equal to, on an annual basis, 0.25% and 0.50% of each Portfolio’s average daily net assets attributable to Class A and Class R Shares, respectively. With respect to Class R and Class A shares, the distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plan for personal and account maintenance services and expenses so long as such total compensation under the Plan does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.
C. Transfer Agency Agreement — Goldman Sachs also serves as the Transfer Agent to the Portfolios for a fee. Fees charged for such transfer agency services are calculated daily and payable monthly at an annual rate as follows: 0.19% of the average daily net assets for Class A, Class R and Class IR Shares and 0.04% of the average daily net assets for Institutional and Service Shares.
D. Service Plan and Shareholder Administration Plan — The Trust, on behalf of each Portfolio, has adopted a Service Plan and a Shareholder Administration Plan for Service Shares. These plans allow for Service Shares to compensate service organizations for providing varying levels of personal and account administration and shareholder administration services to their customers who are beneficial owners of such shares. The Service Plan and Shareholder Administration Plan each provide for compensation to the service organizations in an amount equal to, on an annual basis, 0.25% of the average daily net assets of the Service Shares.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

3. AGREEMENTS (continued)
E. Other Agreements — Additionally, GSAM has voluntarily agreed to limit certain “Other Expenses” of the Portfolios (excluding Management fees, Distribution and Service fees, Transfer Agent fees and expenses, taxes, interest, brokerage fees and litigation, Service Share fees, indemnification, shareholder proxy meeting and other extraordinary expenses exclusive of any custody and transfer agent expense reductions) to the extent that such expenses exceed, on an annual basis, 0.014% of each Portfolio’s average daily net assets. Such expense reimbursements, if any, are computed daily and paid monthly. In addition, the Portfolios are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any.
     For the period ended February 29, 2008, GSAM has voluntarily agreed to waive certain management fees and agreed to reimburse other expenses. These expense reductions were as follows (in thousands):

	Management	Other Expense	Total Expense
Portfolio	Fee Waiver	Reimbursement	Reductions

Retirement Strategy 2010	$3	$159	$162

Retirement Strategy 2015	3	160	163

Retirement Strategy 2020	3	159	162

Retirement Strategy 2030	3	159	162

Retirement Strategy 2040	3	160	163

Retirement Strategy 2050	3	159	162

     At February 29, 2008, the amounts owed to affiliates were as follows (in thousands):

		Distribution
	Management	and Service	Transfer
Portfolio	Fees	Fees	Agent Fees	Total

Retirement Strategy 2010	$1	—*	$1	$2

Retirement Strategy 2015	1	—*	—*	1

Retirement Strategy 2020	—*	—*	—*	—*

Retirement Strategy 2030	—*	—*	1	1

Retirement Strategy 2040	—*	—*	—*	—*

Retirement Strategy 2050	—*	—*	—*	—*

*	Amount is less than $500.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
4. PORTFOLIO SECURITY TRANSACTIONS
The cost of purchases and proceeds from sales of the Underlying Funds for the period ended February 29, 2008, were as follows:

Portfolio	Purchases	Sales

Retirement Strategy 2010	$13,635,478	$2,027,666

Retirement Strategy 2015	12,759,750	2,010,678

Retirement Strategy 2020	13,089,056	1,952,070

Retirement Strategy 2030	13,732,957	1,901,264

Retirement Strategy 2040	13,003,674	1,838,832

Retirement Strategy 2050	12,533,755	1,790,611

5. TAX INFORMATION
At February 29, 2008, the Portfolios’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
	Strategy	Strategy	Strategy	Strategy	Strategy	Strategy
	2010	2015	2020	2030	2040	2050

Tax Cost	$11,636,655	$10,781,197	$11,166,691	$11,855,350	$11,191,385	$10,773,802

Gross unrealized security gain	256,738	212,498	181,872	129,235	105,470	103,406
Gross unrealized security loss	(1,092,405)	(1,174,936)	(1,282,553)	(1,430,524)	(1,464,689)	(1,493,490)

Net unrealized security loss	$(835,667)	$(962,438)	$(1,100,681)	$(1,301,289)	$(1,359,219)	$(1,390,084)

6. OTHER MATTERS
Underlying Fund’s Concentration — The Portfolios do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Portfolios within their principal investment strategies may represent a significant portion of each Underlying Fund’s net assets. As of February 29, 2008, none of the Portfolios were the owners of record of 5% or more of the total outstanding voting shares of the Underlying Funds. As of February 29, 2008, Goldman Sachs Group, Inc. (“GSG”) was the beneficial owner of the Retirement Strategies Portfolios as follows:

	Retirement	Retirement	Retirement	Retirement	Retirement	Retirement
Share Class	Strategy 2010	Strategy 2015	Strategy 2020	Strategy 2030	Strategy 2040	Strategy 2050

Class A	—%	3%	1%	—%	1%	10%

Institutional	97%	97%	97%	97%	97%	96%

Service Class	97%	97%	97%	97%	97%	97%

Class R	10%	10%	10%	10%	10%	10%

Class IR	10%	10%	10%	10%	10%	10%

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

6. OTHER MATTERS (continued)
New Accounting Pronouncements — On September 15, 2006, the FASB released Statement Financial Accounting Standard No. 157, “Fair Value Measurements” (“FAS 157”), which provides enhanced guidance for using fair value to measure assets and liabilities. FAS 157 requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity’s financial performance. FAS 157 does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. GSAM does not believe the adoption of FAS 157 will impact the amounts reported in the financial statements; however, additional disclosures will be required.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Notes to Financial Statements (continued)
February 29, 2008 (Unaudited)
7. SUMMARY OF SHARE TRANSACTIONS
Share activity is as follows:

	Retirement Strategy		Retirement Strategy
	2010 Portfolio(a)		2015 Portfolio(a)

	For the Period Ended		For the Period Ended
	February 29, 2008		February 29, 2008

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	114,646	$1,109,094	35,518	$336,894
Reinvestment of dividends and distributions	28	268	29	285
Shares repurchased	(1,371)	(12,873)	—	—

	113,303	1,096,489	35,547	337,179

Institutional Shares
Shares sold	998,195	9,982,010	998,000	9,980,010
Reinvestment of dividends and distributions	28,137	274,903	30,557	296,706

	1,026,332	10,256,913	1,028,557	10,276,716

Service Shares
Shares sold	1,001	10,010	1,001	10,010
Reinvestment of dividends and distributions	26	259	29	281

	1,027	10,269	1,030	10,291

Class R Shares(b)
Shares sold	973	10,000	975	10,000
Reinvestment of dividends and distributions	27	264	29	286

	1,000	10,264	1,004	10,286

Class IR Shares(b)
Shares sold	973	10,000	975	10,000
Reinvestment of dividends and distributions	27	268	30	289

	1,000	10,268	1,005	10,289

NET INCREASE	1,142,662	$11,384,203	1,067,143	$10,644,761

(a)	Commenced operations on September 5, 2007.
(b)	Commenced operations on November 30, 2007.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS

Retirement Strategy		Retirement Strategy		Retirement Strategy		Retirement Strategy
2020 Portfolio(a)		2030 Portfolio(a)		2040 Portfolio(a)		2050 Portfolio(a)

For the Period Ended		For the Period Ended		For the Period Ended		For the Period Ended
February 29, 2008		February 29, 2008		February 29, 2008		February 29, 2008

Shares	Dollars	Shares	Dollars	Shares	Dollars	Shares	Dollars

101,140	$949,502	179,696	$1,666,337	81,554	$753,016	9,885	$90,437
138	1,331	52	497	45	430	40	387
(1,315)	(12,122)	(6,214)	(54,921)	(3,208)	(28,260)	(75)	(703)

99,963	938,711	173,534	1,611,913	78,391	725,186	9,850	90,121

998,001	9,980,010	999,128	9,990,010	998,001	9,980,010	999,798	9,996,840
31,168	301,396	33,017	316,965	33,819	323,652	34,632	330,738

1,029,169	10,281,406	1,032,145	10,306,975	1,031,820	10,303,662	1,034,430	10,327,578

1,001	10,010	1,001	10,010	1,001	10,010	1,001	10,010
29	286	31	302	32	308	33	315

1,030	10,296	1,032	10,312	1,033	10,318	1,034	10,325

976	10,000	978	10,000	980	10,000	979	10,000
30	290	32	307	33	313	34	320

1,006	10,290	1,010	10,307	1,013	10,313	1,013	10,320

975	10,000	979	10,000	979	10,000	979	10,000
31	295	32	311	34	318	34	324

1,006	10,295	1,011	10,311	1,013	10,318	1,013	10,324

1,132,174	$11,250,998	1,208,732	$11,949,818	1,113,270	$11,059,797	1,047,340	$10,448,668

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	loss	operations	income	gains	distributions

FOR THE PERIODS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A (commenced September 5, 2007)	$10.00	$0.06	$(0.37)	$(0.31)	$(0.20)	$(0.06)	$(0.26)
2008 - Institutional (commenced September 5, 2007)	10.00	0.19	(0.47)	(0.28)	(0.22)	(0.06)	(0.28)
2008 - Service (commenced September 5, 2007)	10.00	0.17	(0.48)	(0.31)	(0.20)	(0.06)	(0.26)
2008 - R (commenced November 30, 2007)	10.28	0.13	(0.72)	(0.59)	(0.21)	(0.06)	(0.27)
2008 - IR (commenced November 30, 2007)	10.28	0.15	(0.72)	(0.57)	(0.22)	(0.06)	(0.28)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2010 PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)(e)		rate

$9.43	(3.16)%	$1,069	0.55	%(e)	3.97	%(e)	3.79	%(e)	0.73	%(e)	19%
9.44	(2.94)	9,688	0.15	(e)	3.92	(e)	3.39	(e)	0.68	(e)	19
9.43	(3.20)	10	0.65	(e)	3.44	(e)	3.89	(e)	0.20	(e)	19
9.42	(5.82)	9	0.80	(e)	5.51	(e)	3.96	(e)	2.35	(e)	19
9.43	(5.68)	9	0.30	(e)	6.03	(e)	3.43	(e)	2.87	(e)	19

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	loss	operations	income	gains	distributions

FOR THE PERIODS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A (Commenced September 5, 2007)	$10.00	$0.08	$(0.50)	$(0.42)	$(0.22)	$(0.06)	$(0.28)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.19	(0.58)	(0.39)	(0.24)	(0.06)	(0.30)
2008 - Service (Commenced September 5, 2007)	10.00	0.16	(0.58)	(0.42)	(0.22)	(0.06)	(0.28)
2008 - R (Commenced November 30, 2007)	10.26	0.14	(0.83)	(0.69)	(0.23)	(0.06)	(0.29)
2008 - IR (Commenced November 30, 2007)	10.26	0.15	(0.82)	(0.67)	(0.24)	(0.06)	(0.30)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends of the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(d)	Expense ratios exclude expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2015 PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$9.30	(4.27)%	$331	0.55	%(e)	3.41	%(e)	3.89	%(e)	0.07	%(e)	20%
9.31	(4.05)	9,571	0.15	(e)	3.90	(e)	3.49	(e)	0.56	(e)	20
9.30	(4.31)	10	0.65	(e)	3.42	(e)	3.99	(e)	0.08	(e)	20
9.28	(6.82)	9	0.80	(e)	5.72	(e)	4.17	(e)	2.35	(e)	20
9.29	(6.68)	9	0.30	(e)	6.28	(e)	3.67	(e)	2.91	(e)	20

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	loss	operations	income	gains	distributions

FOR THE PERIODS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A (Commenced September 5, 2007)	$10.00	$0.07	$(0.59)	$(0.52)	$(0.23)	$(0.06)	$(0.29)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.18	(0.68)	(0.50)	(0.24)	(0.06)	(0.30)
2008 - Service (Commenced September 5, 2007)	10.00	0.16	(0.68)	(0.52)	(0.22)	(0.06)	(0.28)
2008 - R (Commenced November 30, 2007)	10.25	0.14	(0.90)	(0.76)	(0.24)	(0.06)	(0.30)
2008 - IR (Commenced November 30, 2007)	10.25	0.16	(0.92)	(0.76)	(0.24)	(0.06)	(0.30)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2020 PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$9.19	(5.31)%	$919	0.55	%(e)	3.32	%(e)	3.85	%(e)	0.02	%(e)	19%
9.20	(5.13)	9,472	0.15	(e)	3.87	(e)	3.45	(e)	0.57	(e)	19
9.20	(5.28)	10	0.65	(e)	3.37	(e)	3.95	(e)	0.07	(e)	19
9.19	(7.68)	9	0.80	(e)	5.89	(e)	4.12	(e)	2.58	(e)	19
9.19	(7.54)	9	0.30	(e)	6.47	(e)	3.61	(e)	3.16	(e)	19

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	loss	operations	income	gains	distributions

FOR THE PERIODS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A (Commenced September 5, 2007)	$10.00	$0.02	$(0.67)	$(0.65)	$(0.24)	$(0.07)	$(0.31)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.18	(0.82)	(0.64)	(0.25)	(0.07)	(0.32)
2008 - Service (Commenced September 5, 2007)	10.00	0.16	(0.81)	(0.65)	(0.24)	(0.07)	(0.31)
2008 - R (Commenced November 30, 2007)	10.22	0.15	(1.03)	(0.88)	(0.25)	(0.07)	(0.32)
2008 - IR (Commenced November 30, 2007)	10.22	0.16	(1.03)	(0.87)	(0.25)	(0.07)	(0.32)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(d)	Expense ratios exclude expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2030 PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$9.04	(6.70)%	$1,569	0.55	%(e)	3.33	%(e)	3.82	%(e)	0.06	%(e)	18%
9.04	(6.61)	9,334	0.15	(e)	3.86	(e)	3.42	(e)	0.59	(e)	18
9.04	(6.76)	9	0.65	(e)	3.37	(e)	3.92	(e)	0.10	(e)	18
9.02	(8.86)	9	0.80	(e)	6.18	(e)	4.01	(e)	2.94	(e)	18
9.03	(8.72)	9	0.30	(e)	6.65	(e)	3.61	(e)	3.41	(e)	18

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	loss	operations	income	gains	distributions

FOR THE PERIODS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A (Commenced September 5, 2007)	$10.00	$0.02	$(0.73)	$(0.71)	$(0.25)	$(0.07)	$(0.32)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.18	(0.87)	(0.69)	(0.26)	(0.07)	(0.33)
2008 - Service (Commenced September 5, 2007)	10.00	0.16	(0.88)	(0.72)	(0.24)	(0.07)	(0.31)
2008 - R (Commenced November 30, 2007)	10.21	0.15	(1.09)	(0.94)	(0.25)	(0.07)	(0.32)
2008 - IR (Commenced November 30, 2007)	10.21	0.16	(1.08)	(0.92)	(0.26)	(0.07)	(0.33)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(d)	Expense ratios exclude expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2040 PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$8.97	(7.36)%	$703	0.55	%(e)	3.25	%(e)	3.84	%(e)	0.01	%(e)	18%
8.98	(7.16)	9,263	0.15	(e)	3.78	(e)	3.44	(e)	0.49	(e)	18
8.97	(7.41)	9	0.65	(e)	3.30	(e)	3.94	(e)	0.01	(e)	18
8.95	(9.41)	9	0.80	(e)	6.22	(e)	4.17	(e)	2.85	(e)	18
8.96	(9.27)	9	0.30	(e)	6.76	(e)	3.67	(e)	3.39	(e)	18

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO
Financial Highlights
Selected Data for a Share Outstanding Throughout Each Period

		Income (loss) from			Distributions
		investment operations			to shareholders

	Net asset
	value,	Net	Net realized	Total from	From net	From net
	beginning	investment	and unrealized	investment	investment	realized	Total
Year - Share Class	of period	income(a)(b)	loss	operations	income	gains	distributions

FOR THE PERIODS ENDED FEBRUARY 29, (UNAUDITED)

2008 - A (Commenced September 5, 2007)	$10.00	$0.10	$(0.85)	$(0.75)	$(0.25)	$(0.07)	$(0.32)
2008 - Institutional (Commenced September 5, 2007)	10.00	0.18	(0.91)	(0.73)	(0.26)	(0.07)	(0.33)
2008 - Service (Commenced September 5, 2007)	10.00	0.15	(0.90)	(0.75)	(0.25)	(0.07)	(0.32)
2008 - R (Commenced November 30, 2007)	10.21	0.15	(1.12)	(0.97)	(0.26)	(0.07)	(0.33)
2008 - IR (Commenced November 30, 2007)	10.21	0.16	(1.12)	(0.96)	(0.26)	(0.07)	(0.33)

(a)	Calculated based on the average shares outstanding methodology.
(b)	Recognition of net investment income by the Portfolio is affected by the timing of declaration of dividends by the Underlying Funds in which the Portfolio invests.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges. Total return would be reduced if a sales or redemption charge were taken into account. Total returns for periods less than one full year are not annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares.
(d)	Expense ratios exclude the expenses of the Underlying Funds in which the Portfolio invests.
(e)	Annualized.
 The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGY 2050 PORTFOLIO

							Ratios assuming no
							expense reductions

					Ratio of				Ratio of
		Net assets,	Ratio of		net investment		Ratio of		net investment
Net asset		end of	net expenses		income		total expenses		income (loss)		Portfolio
value, end	Total	period	to average		to average		to average		to average		turnover
of period	return(c)	(in 000s)	net assets(d)		net assets(b)		net assets(d)		net assets(b)		rate

$8.93	(7.70)%	$88	0.55	%(e)	3.69	%(e)	3.92	%(e)	0.33	%(e)	18%
8.94	(7.50)	9,244	0.15	(e)	3.76	(e)	3.52	(e)	0.40	(e)	18
8.93	(7.75)	9	0.65	(e)	3.28	(e)	4.02	(e)	(0.08	)(e)	18
8.91	(9.74)	9	0.80	(e)	6.25	(e)	4.22	(e)	2.83	(e)	18
8.92	(9.60)	9	0.30	(e)	6.77	(e)	3.70	(e)	3.35	(e)	18

The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Fund Expenses (Unaudited) — Period Ended February 29, 2008
          As a shareholder of Class A, Institutional, Service, Class R or Class IR Shares of the Portfolios you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (with respect to Class A Shares), and redemption fees (if any); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (with respect to Class A and Class R Shares); and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Institutional, Service, Class R and Class IR Shares of the Portfolios and to compare these costs with the ongoing costs of investing in other mutual funds.
          The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from September 5, 2007 (commencement of operations) through February 29, 2008.
          Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.
          Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolios’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Portfolios’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
          Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees and do not include expenses of the Underlying Funds in which the Portfolios invest. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Retirement Strategy 2010 Portfolio				Retirement Strategy 2015 Portfolio				Retirement Strategy 2020 Portfolio				Retirement Strategy 2030 Portfolio				Retirement Strategy 2040 Portfolio

				Expenses				Expenses				Expenses				Expenses				Expenses
				Paid for				Paid for				Paid for				Paid for				Paid for
	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the	Beginning	Ending		the
	Account	Account		period	Account	Account		period	Account	Account		period	Account	Account		period	Account	Account		period
	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended	Value	Value		ended
Share Class	9/5/07	2/29/08		2/29/08*	9/5/07	2/29/08		2/29/08*	9/5/07	2/29/08		2/29/08*	9/5/07	2/29/08		2/29/08*	9/5/07	2/29/08		2/29/08*

Class A
Actual	$1,000	$968.40		$2.63	$1,000	$957.30		$2.67	$1,000	$946.90		$2.60	$1,000	$933.00		$2.59	$1,000	$926.40		$2.58
Hypothetical (5% return)	1,000	1,021.61	+	2.70	1,000	1,021.61	+	2.76	1,000	1,021.61	+	2.70	1,000	1,021.61	+	2.70	1,000	1,021.61	+	2.70

Institutional
Actual	1,000	970.60		0.74	1,000	959.50		0.74	1,000	948.70		0.73	1,000	933.90		0.73	1,000	928.40		0.75
Hypothetical (5% return)	1,000	1,023.56	+	0.76	1,000	1,023.56	+	0.76	1,000	1,023.56	+	0.76	1,000	1,023.56	+	0.76	1,000	1,023.56	+	0.78

Service
Actual	1,000	968.00		3.11	1,000	956.90		3.09	1,000	947.20		3.08	1,000	932.40		3.05	1,000	925.90		3.04
Hypothetical (5% return)	1,000	1,021.16	+	3.19	1,000	1,021.16	+	3.19	1,000	1,021.16	+	3.19	1,000	1,021.16	+	3.19	1,000	1,021.16	+	3.19

Class R#
Actual	1,000	941.80		1.94	1,000	931.80		1.94	1,000	923.20		1.93	1,000	911.40		1.92	1,000	905.90		1.92
Hypothetical (5% return)	1,000	1,010.57	+	2.01	1,000	1,010.56	+	2.02	1,000	1,010.56	+	2.02	1,000	1,010.56	+	2.02	1,000	1,010.56	+	2.02

Class IR#
Actual	1,000	943.20		0.73	1,000	933.20		0.73	1,000	924.60		0.73	1,000	912.80		0.72	1,000	907.30		0.72
Hypothetical (5% return)	1,000	1,012.57	+	0.76	1,000	1,012.57	+	0.76	1,000	1,012.57	+	0.76	1,000	1,012.57	+	0.76	1,000	1,012.57	+	0.76

GOLDMAN SACHS RETIREMENT STRATEGIES PORTFOLIOS
Fund Expenses (Unaudited) — Period Ended February 29, 2008 (continued)

	Retirement Strategy 2050 Portfolio

				Expenses
				Paid for
	Beginning	Ending		the
	Account	Account		period
	Value	Value		ended
Share Class	9/5/07	2/29/08		2/29/08*

Class A
Actual	$1,000	$923.00		$2.58
Hypothetical 5% return	1,000	1,021.61	+	2.71

Institutional
Actual	1,000	925.00		0.72
Hypothetical 5% return	1,000	1,023.56	+	0.76

Service
Actual	1,000	922.50		3.05
Hypothetical 5% return	1,000	1,021.16	+	3.20

Class R#
Actual	1,000	902.60		1.92
Hypothetical 5% return	1,000	1,010.59	+	2.02

Class IR#
Actual	1,000	904.00		0.72
Hypothetical 5% return	1,000	1,012.60	+	0.76

*	Expenses for each share class are calculated using each Portfolio’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the period ended February 29, 2008. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Portfolio	Class A	Institutional	Service	Class R	Class IR

Retirement Strategy 2010	0.55%	0.15%	0.65%	0.80%	0.30%
Retirement Strategy 2015	0.55	0.15	0.65	0.80	0.30
Retirement Strategy 2020	0.55	0.15	0.65	0.80	0.30
Retirement Strategy 2030	0.55	0.15	0.65	0.80	0.30
Retirement Strategy 2040	0.55	0.15	0.65	0.80	0.30
Retirement Strategy 2050	0.55	0.15	0.65	0.80	0.30

+	Hypothetical expenses are based on each Portfolio’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

#	Class R and Class IR commenced on November 30, 2007.

(This page intentionally left blank)

FUNDS PROFILE
Goldman Sachs Funds
Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.
Today, The Investment Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With portfolio management teams located around the world — and $809.2 billion in assets under management as of December 31, 2007 — our investment professionals bring firsthand knowledge of local markets to every investment decision, making us one of the few truly global asset managers.
GOLDMAN SACHS FUNDS
In building a globally diversified portfolio, you can select from more than 80 Goldman Sachs Funds and gain access to investment opportunities across borders, investment styles, asset classes and security capitalizations.

Money Market[1] Fixed Income
▪  Enhanced Income Fund
▪  Ultra-Short Duration
Government Fund
▪  Short Duration Government Fund
▪  Short Duration Tax-Free Fund
▪  California AMT-Free Municipal Fund[2] ▪  New York AMT-Free Municipal Fund[2] ▪  Municipal Income Fund
▪  Government Income Fund
▪  Inflation Protected Securities Fund
▪  U.S. Mortgages Fund
▪  Core Fixed Income Fund
▪  Core Plus Fixed Income Fund
▪  Investment Grade Credit Fund
▪  Global Income Fund
▪  High Yield Municipal Fund
▪  High Yield Fund
▪  Emerging Markets Debt Fund
▪ Local Emerging Markets Debt Fund	Domestic Equity
▪  Balanced Fund
▪  Growth and Income Fund
▪  Structured Large Cap Value Fund
▪  Large Cap Value Fund
▪  Structured U.S. Equity Fund
▪  Structured U.S. Equity Flex Fund
▪  Structured Large Cap Growth Fund
▪  Capital Growth Fund
▪  Strategic Growth Fund
▪  All Cap Growth Fund
▪  Concentrated Growth Fund
▪  Mid Cap Value Fund
▪  Growth Opportunities Fund
▪  Small/ Mid Cap Growth Fund
▪  Structured Small Cap Equity Fund
▪  Structured Small Cap Value Fund
▪  Structured Small Cap Growth Fund
▪  Small Cap Value Fund

Asset Allocation[3] ▪  Asset Allocation Portfolios
▪  Income Strategies Portfolio
▪  Satellite Strategies Portfolio

Retirement Strategies[3]	International Equity
▪  Structured International Equity Fund
▪  Structured International Equity Flex Fund
▪  Strategic International Equity Fund
▪  Concentrated International Equity Fund
▪  Japanese Equity Fund
▪  Structured International Small Cap Fund
▪  International Small Cap Fund
▪  Asia Equity Fund
▪  Structured Emerging Markets Equity Fund
▪  Emerging Markets Equity Fund
▪  Concentrated Emerging Markets Equity Fund
▪  BRIC Fund (Brazil, Russia, India, China)

Specialty[3] ▪  U.S. Equity Dividend and Premium Fund
▪  International Equity Dividend and Premium Fund
▪  Structured Tax-Managed Equity Fund
▪  Structured International Tax-Managed Equity Fund
▪  Real Estate Securities Fund
▪  International Real Estate Securities Fund
▪  Tollkeeper FundSM
▪ Commodity Strategy Fund

[1]	An investment in a money market fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Funds.

[2]	Effective June 1, 2007, the California Intermediate AMT-Free Municipal Fund was renamed the California AMT-Free Municipal Fund and the New York Intermediate AMT-Free Municipal Fund was renamed the New York AMT-Free Municipal Fund.

[3]	Individual Funds within the Asset Allocation, Retirement Strategies and Specialty categories will have various placement on the risk/return spectrum and may have greater or lesser risk than that indicated by the placement of the general Asset Allocation, Retirement Strategies or Specialty category.
The Goldman Sachs Tollkeeper Fundsm is a registered service mark of Goldman, Sachs & Co.

TRUSTEES Ashok N. Bakhru, Chairman John P. Coblentz, Jr. Diana M. Daniels Patrick T. Harker James A. McNamara Jessica Palmer Alan A. Shuch Richard P. Strubel	OFFICERS James A. McNamara, President John M. Perlowski, Senior Vice President and Treasurer Peter V. Bonanno, Secretary
GOLDMAN, SACHS & CO. Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser
Visit our Web site at www.goldmansachsfunds.com to obtain the most recent month-end returns.
Goldman Sachs Asset Management, L.P. 32 Old Slip, 32nd Floor, New York, New York 10005
The reports concerning the Portfolios included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Portfolios in the future. These statements are based on Portfolio management’s predictions and expectations concerning certain future events and their expected impact on the Portfolios, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Portfolios. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.
A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities and information regarding how a Portfolio voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission Web site at http://www.sec.gov.
The Portfolios file their complete schedule of portfolio holdings with the Securities and Exchange Commission (”SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Portfolios’ Forms N-Q will become available on the SEC’s website at http://www.sec.gov within 60 days after the Portfolios’ first and third fiscal quarters. When available, the Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. and information on the operation of the Public Reference Room may also be obtained by calling 1-800-SEC-0330. When available, Forms N-Q may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).
Because Retirement Strategies Portfolios are subject to underlying fund expenses as well as their own, the cost of this type of investment may be higher than the cost of a mutual fund that only invests in stocks and bonds.
Holdings and allocations shown may not be representative of current or future investments.
Holdings and allocations may not include the Portfolios’ entire investment portfolio, which may change at any time. Portfolio holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities.
This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus. Please consider a Portfolio’s objectives, risks, and charges and expenses, and read the Prospectus carefully before investing. The Prospectus contains this and other information about the Portfolios.
Copyright 2008 Goldman, Sachs & Co. All rights reserved. 08-7019 RTMTSAR/1.3K/04-08

ITEM 2.	CODE OF ETHICS.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b)	During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(c)	During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(d)	A copy of the Code of Ethics is available as provided in Item 12(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 6.	SCHEDULE OF INVESTMENTS.

The Schedule of Investments is included as part of the Semi-Annual Report to Stockholders filed under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)(1)		Goldman Sachs Trust's Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the registrant's Form N-CSR filed on March 8, 2004 for its Real Estate Securities Fund (Accession Number 0000950123-04-0002984).

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 8, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Principal Executive Officer
Goldman Sachs Trust

Date:	May 8, 2008

By:	/s/ John M. Perlowski

John M. Perlowski
Treasurer/Principal Financial Officer
Goldman Sachs Trust

Date:	May 8, 2008